Subsequent events (Details) - Schedule of purchase price	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of purchase price [Abstract]
Purchase price	$ 700,000
Less: Net assets acquired
Net identifiable tangible assets	100,107
Net identifiable intangible assets	763,893
Deferred tax liability	(164,000)
Total	(700,000)
Goodwill	$ 0